PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Cost		$ 505,992	$ 506,507
Accumulated depreciation		336,700	285,357
Depreciated cost		169,292	221,150
Depreciation expense		33,813	32,394	$ 28,829
Non cash pre-tax impairment charges		26,429
Machinery and Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	[1]	334,156	325,188
Accumulated depreciation		230,063	207,365
Investment grants received		7,693
Office Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Cost		36,079	32,362
Accumulated depreciation		24,491	21,278
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost		5,139	5,150
Accumulated depreciation		3,832	3,664
Buildings and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost		129,679	142,868
Accumulated depreciation		51,722	52,896
Prepaid Expenses Related to Operating Lease [Member]
Property, Plant and Equipment [Line Items]
Cost	[2]	939	939
Accumulated depreciation		$ 163	154
Operating lease term		49 years
Operating lease renewal term		49 years
Impairment of fixed assets [Member]
Property, Plant and Equipment [Line Items]
Impairment of fixed assets	[3]	$ 26,429	$ 0

[1]	Presented net of investment grants received in the total amount of $7,693.
[2]	Until 2012, the Company leased land from the Israel Lands Administration ("ILA") for its Bar-Lev manufacturing facility. The lease term started on February 6, 2005. The lease is for an initial non-cancellable term of 49 years, with a renewal option of an additional 49 years.
[3]	Non cash pre-tax impairment charges (see also Note 2k).